UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® Income Portfolio

October 31, 2010

LIVESTRONG Income Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —40.0%
NT Equity Growth Fund Institutional Class	3,600,992	$32,516,959
NT Growth Fund Institutional Class	1,475,162	16,315,295
NT Large Company Value Fund Institutional Class	3,460,986	27,411,006
NT Mid Cap Value Fund Institutional Class	1,007,615	9,935,083
NT Small Company Fund Institutional Class	657,043	5,111,797
NT Vista Fund Institutional Class	675,543	6,377,122
Real Estate Fund Institutional Class	140,874	2,497,698
		100,164,960
DOMESTIC FIXED INCOME FUNDS —38.0%
High-Yield Fund Institutional Class	1,551,007	9,538,694
Inflation-Adjusted Bond Fund Institutional Class	1,531,670	19,008,022
NT Diversified Bond Fund Institutional Class	6,080,625	66,643,651
		95,190,367
MONEY MARKET FUNDS —10.0%
Premium Money Market Fund Investor Class	24,929,675	24,929,675
INTERNATIONAL FIXED INCOME FUNDS —7.0%
International Bond Fund Institutional Class	1,166,031	17,478,811
INTERNATIONAL EQUITY FUNDS —5.0%
NT International Growth Fund Institutional Class	1,317,469	12,529,129
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $216,130,454)		250,292,942
OTHER ASSETS AND LIABILITIES(2)		–
TOTAL NET ASSETS — 100.0%		$250,292,942

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG Income Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$226,765,139
Gross tax appreciation of investments	$ 23,527,803
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 23,527,803

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG Income Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2010 follows:

	July 31, 2010					October 31, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	3,439,712	$ 2,659,117	$1,327,693	$ 39,063	$ 112,479	3,600,992	$ 32,516,959
NT Growth Fund Institutional Class	1,439,628	990,261	626,360	59,179	–	1,475,162	16,315,295
NT Large Company Value Fund Institutional Class	3,265,018	2,008,660	555,225	5,042	121,939	3,460,986	27,411,006
NT Mid Cap Value Fund Institutional Class	951,588	533,965	–	–	114,674	1,007,615	9,935,083
NT Small Company Fund Institutional Class	628,454	210,727	7,193	409	6,834	657,043	5,111,797
NT Vista Fund Institutional Class	675,757	121,329	114,939	19,555	–	675,543	6,377,122
Real Estate Fund Institutional Class	140,184	11,958	–	–	11,958	140,874	2,497,698
High-Yield Fund Institutional Class	1,431,037	722,027	–	–	177,249	1,551,007	9,538,694
Inflation-Adjusted Bond Fund Institutional Class	1,402,114	1,724,811	177,285	432	–	1,531,670	19,008,022
NT Diversified Bond Fund Institutional Class	5,456,060	7,819,362	1,006,283	607	524,982	6,080,625	66,643,651
Premium Money Market Fund Investor Class	21,795,946	3,164,637	30,908	–	600	24,929,675	24,929,675
International Bond Fund Institutional Class	1,097,284	1,242,349	250,249	(6,777)	259,262	1,166,031	17,478,811
NT International Growth Fund Institutional Class	1,301,380	693,339	555,019	45,719	–	1,317,469	12,529,129
		$21,902,542	$4,651,154	$163,229	$1,329,977		$250,292,942

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc., has entered into an agreement with the LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2015 Portfolio

October 31, 2010

LIVESTRONG 2015 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —43.3%
NT Equity Growth Fund Institutional Class	8,168,327	$73,759,997
NT Growth Fund Institutional Class	4,095,607	45,297,411
NT Large Company Value Fund Institutional Class	8,183,428	64,812,750
NT Mid Cap Value Fund Institutional Class	2,765,880	27,271,573
NT Small Company Fund Institutional Class	1,510,098	11,748,559
NT Vista Fund Institutional Class	2,198,839	20,757,041
Real Estate Fund Institutional Class	413,172	7,325,534
		250,972,865
DOMESTIC FIXED INCOME FUNDS —36.5%
High-Yield Fund Institutional Class	3,477,478	21,386,488
Inflation-Adjusted Bond Fund Institutional Class	3,398,739	42,178,354
NT Diversified Bond Fund Institutional Class	13,467,602	147,604,917
		211,169,759
MONEY MARKET FUNDS —7.5%
Premium Money Market Fund Investor Class	43,165,577	43,165,577
INTERNATIONAL EQUITY FUNDS —6.7%
NT Emerging Markets Fund Institutional Class	561,967	5,872,559
NT International Growth Fund Institutional Class	3,480,743	33,101,864
		38,974,423
INTERNATIONAL FIXED INCOME FUNDS —6.0%
International Bond Fund Institutional Class	2,307,395	34,587,846
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $514,807,369)		578,870,470
OTHER ASSETS AND LIABILITIES(2)		–
TOTAL NET ASSETS — 100.0%		$578,870,470

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG 2015 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$533,929,364
Gross tax appreciation of investments	$ 44,941,106
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 44,941,106

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2015 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2010 follows:

	July 31, 2010					October 31, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	7,922,047	$ 2,332,160	$ 358,768	$ (54,751)	$ 250,932	8,168,327	$ 73,759,997
NT Growth Fund Institutional Class	4,035,942	782,480	206,368	(2,186)	–	4,095,607	45,297,411
NT Large Company Value Fund Institutional Class	7,844,148	2,694,702	149,416	(34,665)	282,999	8,183,428	64,812,750
NT Mid Cap Value Fund Institutional Class	2,651,591	1,107,102	–	–	309,325	2,765,880	27,271,573
NT Small Company Fund Institutional Class	1,503,665	45,881	–	–	15,683	1,510,098	11,748,559
NT Vista Fund Institutional Class	2,232,357	–	335,181	(38,498)	–	2,198,839	20,757,041
Real Estate Fund Institutional Class	419,636	35,293	138,288	7,783	35,293	413,172	7,325,534
High-Yield Fund Institutional Class	3,197,121	1,693,631	–	–	392,042	3,477,478	21,386,488
Inflation-Adjusted Bond Fund Institutional Class	3,137,017	3,145,986	–	–	–	3,398,739	42,178,354
NT Diversified Bond Fund Institutional Class	12,149,820	15,447,352	1,047,272	5,965	1,153,994	13,467,602	147,604,917
Premium Money Market Fund Investor Class	37,572,863	5,592,714	–	–	1,027	43,165,577	43,165,577
NT Emerging Markets Fund Institutional Class	589,212	–	247,020	33,059	–	561,967	5,872,559
NT International Growth Fund Institutional Class	3,526,193	484,870	999,372	(56,444)	–	3,480,743	33,101,864
International Bond Fund Institutional Class	2,194,532	2,056,880	445,749	(12,118)	513,252	2,307,395	34,587,846
		$35,419,051	$3,927,434	$(151,855)	$2,954,547		$578,870,470

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc., has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2020 Portfolio

October 31, 2010

LIVESTRONG 2020 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —46.0%
NT Equity Growth Fund Institutional Class	4,278,338	$38,633,395
NT Growth Fund Institutional Class	2,501,453	27,666,074
NT Large Company Value Fund Institutional Class	4,478,951	35,473,294
NT Mid Cap Value Fund Institutional Class	1,750,602	17,260,937
NT Small Company Fund Institutional Class	912,395	7,098,437
NT Vista Fund Institutional Class	1,515,986	14,310,909
Real Estate Fund Institutional Class	261,654	4,639,117
		145,082,163
DOMESTIC FIXED INCOME FUNDS —35.0%
High-Yield Fund Institutional Class	1,804,671	11,098,728
Inflation-Adjusted Bond Fund Institutional Class	1,777,991	22,064,862
NT Diversified Bond Fund Institutional Class	7,069,334	77,479,901
		110,643,491
INTERNATIONAL EQUITY FUNDS —9.0%
NT Emerging Markets Fund Institutional Class	679,906	7,105,021
NT International Growth Fund Institutional Class	2,234,674	21,251,747
		28,356,768
MONEY MARKET FUNDS —5.0%
Premium Money Market Fund Investor Class	15,753,071	15,753,071
INTERNATIONAL FIXED INCOME FUNDS —5.0%
International Bond Fund Institutional Class	1,050,893	15,752,885
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $275,736,442)		315,588,378
OTHER ASSETS AND LIABILITIES(2)		–
TOTAL NET ASSETS — 100.0%		$315,588,378

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG 2020 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$278,171,322
Gross tax appreciation of investments	$ 37,417,056
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 37,417,056

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2020 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2010 follows:

	July 31, 2010					October 31, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	3,878,540	$ 3,451,255	$ 96,444	$ (8,964)	$ 129,637	4,278,338	$ 38,633,395
NT Growth Fund Institutional Class	2,314,648	2,000,962	145,599	(3,669)	–	2,501,453	27,666,074
NT Large Company Value Fund Institutional Class	4,017,766	3,609,789	111,846	(9,636)	151,797	4,478,951	35,473,294
NT Mid Cap Value Fund Institutional Class	1,539,491	2,031,464	–	–	190,004	1,750,602	17,260,937
NT Small Company Fund Institutional Class	845,512	481,085	–	–	9,307	912,395	7,098,437
NT Vista Fund Institutional Class	1,458,784	704,402	224,099	2,571	–	1,515,986	14,310,909
Real Estate Fund Institutional Class	251,633	263,179	78,549	4,665	21,187	261,654	4,639,117
High-Yield Fund Institutional Class	1,539,353	1,646,451	43,475	–	196,847	1,804,671	11,098,728
Inflation-Adjusted Bond Fund Institutional Class	1,579,190	2,411,221	–	–	–	1,777,991	22,064,862
NT Diversified Bond Fund Institutional Class	6,041,522	12,220,795	981,510	3,216	587,535	7,069,334	77,479,901
NT Emerging Markets Fund Institutional Class	670,909	125,549	46,342	4,341	–	679,906	7,105,021
NT International Growth Fund Institutional Class	2,143,671	1,000,418	240,223	25,867	–	2,234,674	21,251,747
Premium Money Market Fund Investor Class	13,181,772	2,571,299	–	–	363	15,753,071	15,753,071
International Bond Fund Institutional Class	925,247	1,876,981	31,616	(1,919)	220,722	1,050,893	15,752,885
		$34,394,850	$1,999,703	$16,472	$1,507,399		$315,588,378

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc., has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2025 Portfolio

October 31, 2010

LIVESTRONG 2025 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —50.0%
NT Equity Growth Fund Institutional Class	10,789,966	$97,433,391
NT Growth Fund Institutional Class	7,442,405	82,312,995
NT Large Company Value Fund Institutional Class	11,500,521	91,084,129
NT Mid Cap Value Fund Institutional Class	4,122,104	40,643,948
NT Small Company Fund Institutional Class	3,277,279	25,497,232
NT Vista Fund Institutional Class	4,188,475	39,539,207
Real Estate Fund Institutional Class	758,341	13,445,392
		389,956,294
DOMESTIC FIXED INCOME FUNDS —31.5%
High-Yield Fund Institutional Class	3,980,494	24,480,039
Inflation-Adjusted Bond Fund Institutional Class	3,949,007	49,007,180
NT Diversified Bond Fund Institutional Class	15,673,202	171,778,297
		245,265,516
INTERNATIONAL EQUITY FUNDS —11.0%
NT Emerging Markets Fund Institutional Class	2,073,512	21,668,200
NT International Growth Fund Institutional Class	6,735,019	64,050,032
		85,718,232
MONEY MARKET FUNDS —5.0%
Premium Money Market Fund Investor Class	38,699,541	38,699,541
INTERNATIONAL FIXED INCOME FUNDS —2.5%
International Bond Fund Institutional Class	1,288,001	19,307,140
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $688,702,979)		778,946,723
OTHER ASSETS AND LIABILITIES(2)		748
TOTAL NET ASSETS — 100.0%		$778,947,471

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG 2025 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value.
3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$713,946,029
Gross tax appreciation of investments	$ 65,000,694
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 65,000,694

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2025 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2010 follows:

	July 31, 2010					October 31, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	10,213,367	$ 4,828,161	–	–	$ 327,838	10,789,966	$ 97,433,391
NT Growth Fund Institutional Class	7,160,830	2,875,381	$ 90,678	$ (265)	–	7,442,405	82,312,995
NT Large Company Value Fund Institutional Class	10,764,674	5,591,202	–	–	393,090	11,500,521	91,084,129
NT Mid Cap Value Fund Institutional Class	3,836,306	2,757,815	–	–	454,884	4,122,104	40,643,948
NT Small Company Fund Institutional Class	3,111,305	1,176,742	–	–	34,036	3,277,279	25,497,232
NT Vista Fund Institutional Class	4,127,302	551,012	–	–	–	4,188,475	39,539,207
Real Estate Fund Institutional Class	735,902	385,600	–	–	62,772	758,341	13,445,392
High-Yield Fund Institutional Class	3,602,657	2,281,847	–	–	445,967	3,980,494	24,480,039
Inflation-Adjusted Bond Fund Institutional Class	3,661,210	3,476,244	–	–	–	3,949,007	49,007,180
NT Diversified Bond Fund Institutional Class	14,013,841	19,401,499	1,261,059	2,932	1,331,474	15,673,202	171,778,297
NT Emerging Markets Fund Institutional Class	2,075,983	206,968	249,006	6,972	–	2,073,512	21,668,200
NT International Growth Fund Institutional Class	6,602,053	2,203,880	1,226,994	(80,414)	–	6,735,019	64,050,032
Premium Money Market Fund Investor Class	33,884,443	4,815,098	–	–	914	38,699,541	38,699,541
International Bond Fund Institutional Class	1,205,948	1,191,615	–	–	283,110	1,288,001	19,307,140
		$51,743,064	$2,827,737	$(70,775)	$3,334,085		$778,946,723

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services., Inc., has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2030 Portfolio

October 31, 2010

LIVESTRONG 2030 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —54.2%
NT Equity Growth Fund Institutional Class	3,546,168	$32,021,894
NT Growth Fund Institutional Class	2,895,902	32,028,675
NT Large Company Value Fund Institutional Class	4,040,362	31,999,669
NT Mid Cap Value Fund Institutional Class	1,360,172	13,411,298
NT Small Company Fund Institutional Class	1,399,888	10,891,127
NT Vista Fund Institutional Class	1,450,753	13,695,106
Real Estate Fund Institutional Class	287,255	5,093,037
		139,140,806
DOMESTIC FIXED INCOME FUNDS —28.0%
High-Yield Fund Institutional Class	1,171,080	7,202,140
Inflation-Adjusted Bond Fund Institutional Class	1,157,574	14,365,489
NT Diversified Bond Fund Institutional Class	4,590,801	50,315,174
		71,882,803
INTERNATIONAL EQUITY FUNDS —12.8%
NT Emerging Markets Fund Institutional Class	809,214	8,456,287
NT International Growth Fund Institutional Class	2,557,918	24,325,803
		32,782,090
MONEY MARKET FUNDS —5.0%
Premium Money Market Fund Investor Class	12,773,476	12,773,476
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $220,434,323)		256,579,175
OTHER ASSETS AND LIABILITIES(2)		–
TOTAL NET ASSETS — 100.0%		$256,579,175

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG 2030 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$222,344,064
Gross tax appreciation of investments	$ 34,235,111
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 34,235,111

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2030 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2010 follows:

	July 31, 2010					October 31, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	3,234,860	$ 2,629,137	–	–	$106,708	3,546,168	$ 32,021,894
NT Growth Fund Institutional Class	2,696,847	2,162,414	$179,197	$(11,615)	–	2,895,902	32,028,675
NT Large Company Value Fund Institutional Class	3,655,988	2,927,143	–	–	136,130	4,040,362	31,999,669
NT Mid Cap Value Fund Institutional Class	1,205,850	1,483,242	–	–	147,778	1,360,172	13,411,298
NT Small Company Fund Institutional Class	1,297,113	727,783	–	–	14,466	1,399,888	10,891,127
NT Vista Fund Institutional Class	1,380,375	612,197	–	–	–	1,450,753	13,695,106
Real Estate Fund Institutional Class	272,490	264,201	9,416	28	23,196	287,255	5,093,037
High-Yield Fund Institutional Class	1,028,129	864,667	–	–	128,195	1,171,080	7,202,140
Inflation-Adjusted Bond Fund Institutional Class	1,041,190	1,406,836	–	–	–	1,157,574	14,365,489
NT Diversified Bond Fund Institutional Class	3,980,220	7,166,739	492,352	1,367	383,150	4,590,801	50,315,174
NT Emerging Markets Fund Institutional Class	791,082	165,514	–	–	–	809,214	8,456,287
NT International Growth Fund Institutional Class	2,451,952	1,105,910	200,202	(1,238)	–	2,557,918	24,325,803
Premium Money Market Fund Investor Class	10,887,100	1,886,376	–	–	296	12,773,476	12,773,476
		$23,402,159	$881,167	$(11,458)	$939,919		$256,579,175

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc., has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2035 Portfolio

October 31, 2010

LIVESTRONG 2035 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —59.3%
NT Equity Growth Fund Institutional Class	7,486,642	$67,604,376
NT Growth Fund Institutional Class	6,118,052	67,665,654
NT Large Company Value Fund Institutional Class	8,515,767	67,444,878
NT Mid Cap Value Fund Institutional Class	3,166,401	31,220,712
NT Small Company Fund Institutional Class	2,673,198	20,797,482
NT Vista Fund Institutional Class	3,368,424	31,797,919
Real Estate Fund Institutional Class	632,083	11,206,826
		297,737,847
DOMESTIC FIXED INCOME FUNDS —24.1%
High-Yield Fund Institutional Class	1,943,069	11,949,876
Inflation-Adjusted Bond Fund Institutional Class	1,938,385	24,055,362
NT Diversified Bond Fund Institutional Class	7,736,271	84,789,529
		120,794,767
INTERNATIONAL EQUITY FUNDS —14.1%
NT Emerging Markets Fund Institutional Class	2,064,411	21,573,100
NT International Growth Fund Institutional Class	5,150,088	48,977,335
		70,550,435
MONEY MARKET FUNDS —2.5%
Premium Money Market Fund Investor Class	12,439,863	12,439,863
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $445,059,080)		501,522,912
OTHER ASSETS AND LIABILITIES(2)		–
TOTAL NET ASSETS — 100.0%		$501,522,912

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG 2035 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$460,363,987
Gross tax appreciation of investments	$ 41,158,925
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 41,158,925

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2035 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2010 follows:

	July 31, 2010					October 31, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	6,994,654	$ 4,180,781	–	–	$ 224,305	7,486,642	$ 67,604,376
NT Growth Fund Institutional Class	5,836,944	2,830,025	–	–	–	6,118,052	67,665,654
NT Large Company Value Fund Institutional Class	7,842,222	5,153,914	–	–	286,785	8,515,767	67,444,878
NT Mid Cap Value Fund Institutional Class	2,889,508	2,677,460	–	–	344,908	3,166,401	31,220,712
NT Small Company Fund Institutional Class	2,511,719	1,148,987	–	–	27,762	2,673,198	20,797,482
NT Vista Fund Institutional Class	3,266,102	920,032	–	–	–	3,368,424	31,797,919
Real Estate Fund Institutional Class	596,089	618,920	–	–	51,074	632,083	11,206,826
High-Yield Fund Institutional Class	1,757,667	1,121,506	–	–	215,924	1,943,069	11,949,876
Inflation-Adjusted Bond Fund Institutional Class	1,785,605	1,851,481	–	–	–	1,938,385	24,055,362
NT Diversified Bond Fund Institutional Class	6,814,188	10,463,012	$378,251	$ 1,414	650,440	7,736,271	84,789,529
NT Emerging Markets Fund Institutional Class	2,026,730	379,963	35,808	1,003	–	2,064,411	21,573,100
NT International Growth Fund Institutional Class	4,945,455	1,912,966	155,950	(9,357)	–	5,150,088	48,977,335
Premium Money Market Fund Investor Class	10,847,681	1,592,182	–	–	290	12,439,863	12,439,863
		$34,851,229	$570,009	$(6,940)	$1,801,488		$501,522,912

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc., has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2040 Portfolio

October 31, 2010

LIVESTRONG 2040 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —64.5%
NT Equity Growth Fund Institutional Class	2,201,735	$19,881,670
NT Growth Fund Institutional Class	1,797,262	19,877,718
NT Large Company Value Fund Institutional Class	2,504,383	19,834,716
NT Mid Cap Value Fund Institutional Class	1,006,090	9,920,052
NT Small Company Fund Institutional Class	705,064	5,485,401
NT Vista Fund Institutional Class	1,069,587	10,096,904
Real Estate Fund Institutional Class	192,535	3,413,647
		88,510,108
DOMESTIC FIXED INCOME FUNDS —20.0%
High-Yield Fund Institutional Class	446,294	2,744,707
Inflation-Adjusted Bond Fund Institutional Class	442,099	5,486,445
NT Diversified Bond Fund Institutional Class	1,754,275	19,226,854
		27,458,006
INTERNATIONAL EQUITY FUNDS —15.5%
NT Emerging Markets Fund Institutional Class	688,217	7,191,863
NT International Growth Fund Institutional Class	1,485,451	14,126,635
		21,318,498
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $117,762,649)		137,286,612
OTHER ASSETS AND LIABILITIES(2)		100
TOTAL NET ASSETS — 100.0%		$137,286,712

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG 2040 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$118,580,716
Gross tax appreciation of investments	$ 18,705,896
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 18,705,896

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2040 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2010 follows:

	July 31, 2010					October 31, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	1,964,688	$2,044,497	$ 29,485	$(1,911)	$ 64,956	2,201,735	$ 19,881,670
NT Growth Fund Institutional Class	1,635,666	1,652,440	10,664	(989)	–	1,797,262	19,877,718
NT Large Company Value Fund Institutional Class	2,218,801	2,181,611	1,102	(120)	83,072	2,504,383	19,834,716
NT Mid Cap Value Fund Institutional Class	872,897	1,283,458	2,848	(169)	108,222	1,006,090	9,920,052
NT Small Company Fund Institutional Class	633,818	511,422	2,348	(142)	7,172	705,064	5,485,401
NT Vista Fund Institutional Class	993,260	672,856	11,870	(914)	–	1,069,587	10,096,904
Real Estate Fund Institutional Class	175,161	302,340	6,385	196	15,253	192,535	3,413,647
High-Yield Fund Institutional Class	384,438	373,952	–	–	48,150	446,294	2,744,707
Inflation-Adjusted Bond Fund Institutional Class	389,283	640,031	930	1	–	442,099	5,486,445
NT Diversified Bond Fund Institutional Class	1,489,500	3,186,588	291,282	1,625	143,769	1,754,275	19,226,854
NT Emerging Markets Fund Institutional Class	665,679	282,308	73,097	4,596	–	688,217	7,191,863
NT International Growth Fund Institutional Class	1,374,322	1,024,048	46,036	863	–	1,485,451	14,126,635
		$14,155,551	$476,047	$3,036	$470,594		$137,286,612

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc., has entered into an agreement with the LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2045 Portfolio

October 31, 2010

LIVESTRONG 2045 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —66.2%
NT Equity Growth Fund Institutional Class	4,712,107	$42,550,329
NT Growth Fund Institutional Class	3,847,646	42,554,962
NT Large Company Value Fund Institutional Class	5,450,786	43,170,224
NT Mid Cap Value Fund Institutional Class	2,116,092	20,864,670
NT Small Company Fund Institutional Class	1,668,451	12,980,549
NT Vista Fund Institutional Class	2,254,341	21,280,983
Real Estate Fund Institutional Class	445,276	7,894,739
		191,296,456
DOMESTIC FIXED INCOME FUNDS —17.7%
High-Yield Fund Institutional Class	815,564	5,015,717
Inflation-Adjusted Bond Fund Institutional Class	812,712	10,085,759
NT Diversified Bond Fund Institutional Class	3,294,746	36,110,411
		51,211,887
INTERNATIONAL EQUITY FUNDS —16.1%
NT Emerging Markets Fund Institutional Class	1,669,359	17,444,800
NT International Growth Fund Institutional Class	3,044,131	28,949,686
		46,394,486
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $259,141,756)		288,902,829
OTHER ASSETS AND LIABILITIES(2)		14,570
TOTAL NET ASSETS — 100.0%		$288,917,399

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG 2045 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$270,280,914
Gross tax appreciation of investments	$ 18,621,915
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 18,621,915

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2045 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2010 follows:

	July 31, 2010					October 31, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	4,296,331	$ 3,515,134	–	–	$141,108	4,712,107	$ 42,550,329
NT Growth Fund Institutional Class	3,585,241	2,678,454	$ 52,434	$ (5,121)	–	3,847,646	42,554,962
NT Large Company Value Fund Institutional Class	4,898,582	4,206,699	–	–	183,359	5,450,786	43,170,224
NT Mid Cap Value Fund Institutional Class	1,885,622	2,215,432	–	–	231,248	2,116,092	20,864,670
NT Small Company Fund Institutional Class	1,530,719	963,753	–	–	17,321	1,668,451	12,980,549
NT Vista Fund Institutional Class	2,129,705	1,076,110	–	–	–	2,254,341	21,280,983
Real Estate Fund Institutional Class	409,336	619,638	12,922	(2,728)	36,041	445,276	7,894,739
High-Yield Fund Institutional Class	720,139	576,853	–	–	89,659	815,564	5,015,717
Inflation-Adjusted Bond Fund Institutional Class	731,901	978,596	–	–	–	812,712	10,085,759
NT Diversified Bond Fund Institutional Class	2,833,642	5,194,777	152,587	1,532	274,156	3,294,746	36,110,411
NT Emerging Markets Fund Institutional Class	1,608,076	650,632	97,146	1,001	–	1,669,359	17,444,800
NT International Growth Fund Institutional Class	2,851,206	1,747,047	89,817	(15,085)	–	3,044,131	28,949,686
		$24,423,125	$404,906	$(20,401)	$972,892		$288,902,829

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc., has entered into an agreement with the LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2050 Portfolio

October 31, 2010

LIVESTRONG 2050 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —68.9%
NT Equity Growth Fund Institutional Class	752,922	$6,798,886
NT Growth Fund Institutional Class	614,602	6,797,502
NT Large Company Value Fund Institutional Class	872,652	6,911,401
NT Mid Cap Value Fund Institutional Class	338,195	3,334,601
NT Small Company Fund Institutional Class	286,598	2,229,730
NT Vista Fund Institutional Class	359,858	3,397,059
Real Estate Fund Institutional Class	75,089	1,331,322
		30,800,501
INTERNATIONAL EQUITY FUNDS —16.1%
NT Emerging Markets Fund Institutional Class	278,373	2,908,998
NT International Growth Fund Institutional Class	449,844	4,278,016
		7,187,014
DOMESTIC FIXED INCOME FUNDS —15.0%
High-Yield Fund Institutional Class	109,291	672,142
Inflation-Adjusted Bond Fund Institutional Class	108,177	1,342,474
NT Diversified Bond Fund Institutional Class	429,599	4,708,403
		6,723,019
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $39,413,447)		44,710,534
OTHER ASSETS AND LIABILITIES(2)		–
TOTAL NET ASSETS — 100.0%		$44,710,534

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG 2050 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$39,827,453
Gross tax appreciation of investments	$ 4,883,081
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 4,883,081

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2050 Portfolio – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2010 follows:

	July 31, 2010					October 31, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	637,861	$1,034,395	$ 59,489	$(3,816)	$ 21,936	752,922	$ 6,798,886
NT Growth Fund Institutional Class	532,286	870,689	29,798	(1,055)	–	614,602	6,797,502
NT Large Company Value Fund Institutional Class	726,891	1,135,866	25,584	(2,050)	28,515	872,652	6,911,401
NT Mid Cap Value Fund Institutional Class	279,715	585,003	25,583	(1,505)	36,023	338,195	3,334,601
NT Small Company Fund Institutional Class	243,568	343,630	37,767	(1,296)	2,889	286,598	2,229,730
NT Vista Fund Institutional Class	316,149	400,608	20,395	(126)	–	359,858	3,397,059
Real Estate Fund Institutional Class	64,211	196,767	12,199	(22)	5,920	75,089	1,331,322
NT Emerging Markets Fund Institutional Class	251,337	267,489	12,859	381	–	278,373	2,908,998
NT International Growth Fund Institutional Class	390,856	548,598	27,631	(293)	–	449,844	4,278,016
High-Yield Fund Institutional Class	88,965	122,572	–	–	11,529	109,291	672,142
Inflation-Adjusted Bond Fund Institutional Class	90,154	224,952	7,136	(7)	–	108,177	1,342,474
NT Diversified Bond Fund Institutional Class	344,140	988,660	54,427	163	34,229	429,599	4,708,403
		$6,719,229	$312,868	$(9,626)	$141,041		$44,710,534

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc., has entered into an agreement with the LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Conservative

October 31, 2010

One Choice Portfolio: Very Conservative – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS —43.0%
Diversified Bond Fund Investor Class	5,052,945	$56,087,689
Inflation-Adjusted Bond Fund Investor Class	1,371,180	17,002,627
		73,090,316
DOMESTIC EQUITY FUNDS —24.2%
Equity Growth Fund Investor Class	387,510	7,614,570
Growth Fund Investor Class	213,136	5,115,274
Large Company Value Fund Investor Class	2,445,846	12,693,941
Real Estate Fund Investor Class	190,526	3,372,314
Small Company Fund Investor Class	243,866	1,724,134
Value Fund Investor Class	1,504,102	8,016,864
Vista Fund Investor Class(2)	170,512	2,600,305
		41,137,402
MONEY MARKET FUNDS —22.7%
Prime Money Market Fund Investor Class	38,554,875	38,554,875
INTERNATIONAL FIXED INCOME FUNDS —10.1%
International Bond Fund Investor Class	1,137,225	17,047,010
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $153,467,777)		169,829,603
OTHER ASSETS AND LIABILITIES(3)		–
TOTAL NET ASSETS — 100.0%		$169,829,603

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Very Conservative – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$162,110,279
Gross tax appreciation of investments	$ 7,719,324
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 7,719,324

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Very Conservative – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2010 follows:

	July 31, 2010					October 31, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Diversified Bond Fund Investor Class	4,746,113	$ 3,711,115	$ 312,014	$ 1,185	$419,240	5,052,945	$ 56,087,689
Inflation-Adjusted Bond Fund Investor Class	1,313,381	770,182	66,951	3,154	–	1,371,180	17,002,627
Equity Growth Fund Investor Class	397,465	456,411	713,067	(30,048)	25,579	387,510	7,614,570
Growth Fund Investor Class	221,318	257,405	433,083	41,566	–	213,136	5,115,274
Large Company Value Fund Investor Class	2,461,080	981,386	1,111,744	(1,928)	60,667	2,445,846	12,693,941
Real Estate Fund Investor Class	205,468	62,197	289,766	30,297	15,342	190,526	3,372,314
Small Company Fund Investor Class	247,235	121,572	146,583	12,079	1,734	243,866	1,724,134
Value Fund Investor Class	1,499,276	520,366	512,265	3,499	65,818	1,504,102	8,016,864
Vista Fund Investor Class(2)	180,992	78,373	223,470	18,341	–	170,512	2,600,305
Prime Money Market Fund Investor Class	35,502,884	3,053,859	1,868	–	932	38,554,875	38,554,875
International Bond Fund Investor Class	1,126,343	916,457	765,609	205	240,876	1,137,225	17,047,010
		$10,929,323	$4,576,420	$78,350	$830,188		$169,829,603

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Conservative

October 31, 2010

One Choice Portfolio: Conservative – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS —39.7%
Diversified Bond Fund Investor Class	9,781,690	$108,576,756
Inflation-Adjusted Bond Fund Investor Class	2,496,146	30,952,204
		139,528,960
DOMESTIC EQUITY FUNDS —38.7%
Equity Growth Fund Investor Class	1,543,702	30,333,744
Growth Fund Investor Class	788,531	18,924,746
Large Company Value Fund Investor Class	7,113,397	36,918,530
Real Estate Fund Investor Class	409,172	7,242,338
Small Company Fund Investor Class	761,657	5,384,918
Value Fund Investor Class	4,243,636	22,618,578
Vista Fund Investor Class(2)	957,984	14,609,257
		136,032,111
INTERNATIONAL FIXED INCOME FUNDS —7.9%
International Bond Fund Investor Class	1,854,481	27,798,668
MONEY MARKET FUNDS —7.5%
Prime Money Market Fund Investor Class	26,424,116	26,424,116
INTERNATIONAL EQUITY FUNDS —6.2%
International Growth Fund Investor Class	2,010,074	21,568,092
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $323,171,681)		351,351,947
OTHER ASSETS AND LIABILITIES(3)		1
TOTAL NET ASSETS — 100.0%		$351,351,948

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Conservative – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$345,693,053
Gross tax appreciation of investments	$ 7,376,147
Gross tax depreciation of investments	(1,717,253)
Net tax appreciation (depreciation) of investments	$ 5,658,894

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Conservative – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2010 follows:

	July 31, 2010					October 31, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Diversified Bond Fund Investor Class	9,115,626	$ 8,418,939	$1,028,688	$ 5,043	$ 801,777	9,781,690	$108,576,756
Inflation-Adjusted Bond Fund Investor Class	2,393,982	1,238,712	–	–	–	2,496,146	30,952,204
Equity Growth Fund Investor Class	1,538,577	151,160	81,019	(18,823)	93,746	1,543,702	30,333,744
Growth Fund Investor Class	797,286	–	195,942	14,166	–	788,531	18,924,746
Large Company Value Fund Investor Class	7,107,213	342,266	475,047	(154,676)	167,097	7,113,397	36,918,530
Real Estate Fund Investor Class	413,404	30,880	127,662	(27,087)	30,880	409,172	7,242,338
Small Company Fund Investor Class	760,916	4,946	–	–	4,946	761,657	5,384,918
Value Fund Investor Class	4,209,813	177,233	–	–	177,233	4,243,636	22,618,578
Vista Fund Investor Class(2)	993,547	–	642,266	(124,293)	–	957,984	14,609,257
International Bond Fund Investor Class	1,852,002	389,935	374,091	(17,548)	389,935	1,854,481	27,798,668
Prime Money Market Fund Investor Class	24,171,296	2,252,820	–	–	633	26,424,116	26,424,116
International Growth Fund Investor Class	2,098,871	–	990,183	(70,328)	–	2,010,074	21,568,092
		$13,006,891	$3,914,898	$(393,546)	$1,666,247		$351,351,947

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Moderate

October 31, 2010

One Choice Portfolio: Moderate – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —49.5%
Equity Growth Fund Investor Class	5,440,811	$106,911,940
Growth Fund Investor Class	2,482,674	59,584,166
Large Company Value Fund Investor Class	11,787,724	61,178,287
Real Estate Fund Investor Class	797,703	14,119,336
Small Company Fund Investor Class	1,981,173	14,006,891
Value Fund Investor Class	6,362,706	33,913,223
Vista Fund Investor Class(2)	3,244,080	49,472,227
		339,186,070
DOMESTIC FIXED INCOME FUNDS —28.4%
Diversified Bond Fund Investor Class	12,808,462	142,173,925
High-Yield Fund Investor Class	2,156,365	13,261,645
Inflation-Adjusted Bond Fund Investor Class	3,157,107	39,148,130
		194,583,700
INTERNATIONAL EQUITY FUNDS —14.4%
Emerging Markets Fund Investor Class(2)	3,345,498	28,871,652
International Growth Fund Investor Class	6,466,232	69,382,665
		98,254,317
MONEY MARKET FUNDS —4.7%
Prime Money Market Fund Investor Class	32,301,001	32,301,001
INTERNATIONAL FIXED INCOME FUNDS —3.0%
International Bond Fund Investor Class	1,363,999	20,446,338
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $641,522,996)		684,771,426
OTHER ASSETS AND LIABILITIES(3)		6,000
TOTAL NET ASSETS — 100.0%		$684,777,426

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Moderate – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$691,557,474
Gross tax appreciation of investments	$ 21,496,177
Gross tax depreciation of investments	(28,282,225)
Net tax appreciation (depreciation) of investments	$ (6,786,048)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Moderate – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2010 follows:

	July 31, 2010					October 31, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	5,383,922	$ 1,024,495	–	–	$ 329,736	5,440,811	$106,911,940
Growth Fund Investor Class	2,484,326	–	$ 37,285	$ 2,363	–	2,482,674	59,584,166
Large Company Value Fund Investor Class	11,806,209	276,899	554,917	(194,074)	276,899	11,787,724	61,178,287
Real Estate Fund Investor Class	801,373	60,202	151,573	(29,627)	60,202	797,703	14,119,336
Small Company Fund Investor Class	1,979,244	12,865	–	–	12,865	1,981,173	14,006,891
Value Fund Investor Class	6,314,585	265,735	20,216	(7,128)	265,735	6,362,706	33,913,223
Vista Fund Investor Class(2)	3,364,248	–	2,170,226	(498,330)	–	3,244,080	49,472,227
Diversified Bond Fund Investor Class	11,809,683	12,535,491	1,428,491	12,459	1,035,692	12,808,462	142,173,925
High-Yield Fund Investor Class	2,116,445	241,402	–	–	244,071	2,156,365	13,261,645
Inflation-Adjusted Bond Fund Investor Class	3,093,751	787,295	–	–	–	3,157,107	39,148,130
Emerging Markets Fund Investor Class(2)	3,514,509	–	1,490,299	(153,782)	–	3,345,498	28,871,652
International Growth Fund Investor Class	6,659,564	14,870	2,312,417	(332,022)	–	6,466,232	69,382,665
Prime Money Market Fund Investor Class	30,436,868	1,864,133	–	–	775	32,301,001	32,301,001
International Bond Fund Investor Class	1,345,295	286,803	20,274	(1,298)	286,803	1,363,999	20,446,338
		$17,370,190	$8,185,698	$(1,201,439)	$2,512,778		$684,771,426

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Aggressive

October 31, 2010

One Choice Portfolio: Aggressive – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —59.1%
Equity Growth Fund Investor Class	3,263,015	$64,118,254
Growth Fund Investor Class	2,901,658	69,639,788
Large Company Value Fund Investor Class	6,946,382	36,051,722
Real Estate Fund Investor Class	523,831	9,271,816
Small Company Fund Investor Class	1,467,194	10,373,063
Value Fund Investor Class	3,533,448	18,833,275
Vista Fund Investor Class(2)	4,139,903	63,133,521
		271,421,439
DOMESTIC FIXED INCOME FUNDS —20.7%
Diversified Bond Fund Investor Class	5,325,017	59,107,686
High-Yield Fund Investor Class	2,916,708	17,937,752
Inflation-Adjusted Bond Fund Investor Class	1,433,924	17,780,652
		94,826,090
INTERNATIONAL EQUITY FUNDS —19.3%
Emerging Markets Fund Investor Class(2)	3,557,385	30,700,230
International Growth Fund Investor Class	5,397,419	57,914,308
		88,614,538
MONEY MARKET FUNDS —0.9%
Prime Money Market Fund Investor Class	4,010,769	4,010,769
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $432,998,740)		458,872,836
OTHER ASSETS AND LIABILITIES(3)		6,000
TOTAL NET ASSETS — 100.0%		$458,878,836

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Aggressive – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$465,263,235
Gross tax appreciation of investments	$ 17,897,335
Gross tax depreciation of investments	(24,287,734)
Net tax appreciation (depreciation) of investments	$ (6,390,399)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Aggressive – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2010 follows:

	July 31, 2010					October 31, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	3,228,542	$ 626,500	–	–	$ 197,752	3,263,015	$ 64,118,254
Growth Fund Investor Class	2,880,752	630,872	$ 199,577	$ (5,276)	–	2,901,658	69,639,788
Large Company Value Fund Investor Class	6,914,154	182,723	29,004	(10,719)	163,085	6,946,382	36,051,722
Real Estate Fund Investor Class	523,311	39,533	40,845	(12,156)	39,533	523,831	9,271,816
Small Company Fund Investor Class	1,454,226	80,961	–	–	9,528	1,467,194	10,373,063
Value Fund Investor Class	3,505,285	147,572	–	–	147,573	3,533,448	18,833,275
Vista Fund Investor Class(2)	4,264,812	–	2,255,854	(539,850)	–	4,139,903	63,133,521
Diversified Bond Fund Investor Class	4,844,778	6,947,451	1,598,997	16,860	421,895	5,325,017	59,107,686
High-Yield Fund Investor Class	2,763,803	932,984	–	–	319,376	2,916,708	17,937,752
Inflation-Adjusted Bond Fund Investor Class	1,346,656	1,077,028	–	–	–	1,433,924	17,780,652
Emerging Markets Fund Investor Class(2)	3,724,268	–	1,472,264	(138,006)	–	3,557,385	30,700,230
International Growth Fund Investor Class	5,517,161	–	1,476,436	(273,007)	–	5,397,419	57,914,308
Prime Money Market Fund Investor Class	3,975,011	35,758	–	–	100	4,010,769	4,010,769
		$10,701,382	$7,072,977	$(962,154)	$1,298,842		$458,872,836

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Aggressive

October 31, 2010

One Choice Portfolio: Very Aggressive – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —72.1%
Equity Growth Fund Investor Class	1,575,229	$30,953,252
Growth Fund Investor Class	1,365,726	32,777,416
Large Company Value Fund Investor Class	3,455,874	17,935,987
Real Estate Fund Investor Class	199,721	3,535,062
Small Company Fund Investor Class	635,054	4,489,828
Value Fund Investor Class	1,843,742	9,827,147
Vista Fund Investor Class(2)	1,953,166	29,785,777
		129,304,469
INTERNATIONAL EQUITY FUNDS —22.9%
Emerging Markets Fund Investor Class(2)	1,550,510	13,380,900
International Growth Fund Investor Class	2,580,559	27,689,399
		41,070,299
DOMESTIC FIXED INCOME FUNDS —4.0%
Diversified Bond Fund Investor Class	647,312	7,185,158
MONEY MARKET FUNDS —1.0%
Prime Money Market Fund Investor Class	1,793,616	1,793,616
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $170,366,736)		179,353,542
OTHER ASSETS AND LIABILITIES(3)		–
TOTAL NET ASSETS — 100.0%		$179,353,542

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Very Aggressive – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$187,042,050
Gross tax appreciation of investments	$ 5,445,555
Gross tax depreciation of investments	(13,134,063)
Net tax appreciation (depreciation) of investments	$ (7,688,508)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Very Aggressive – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2010 follows:

	July 31, 2010					October 31, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	1,539,503	$1,105,694	$ 551,837	$(146,956)	$ 93,454	1,575,229	$ 30,953,252
Growth Fund Investor Class	1,359,294	1,023,822	832,429	16,044	–	1,365,726	32,777,416
Large Company Value Fund Investor Class	3,337,311	779,467	246,702	(89,300)	78,005	3,455,874	17,935,987
Real Estate Fund Investor Class	202,106	62,034	123,385	(27,394)	14,875	199,721	3,535,062
Small Company Fund Investor Class	624,321	93,306	27,447	(8,796)	4,068	635,054	4,489,828
Value Fund Investor Class	1,751,620	500,362	12,132	(4,538)	73,678	1,843,742	9,827,147
Vista Fund Investor Class(2)	2,003,218	952,780	2,014,295	(407,626)	–	1,953,166	29,785,777
Emerging Markets Fund Investor Class(2)	1,653,803	329,112	1,231,504	(103,477)	–	1,550,510	13,380,900
International Growth Fund Investor Class	2,643,319	910,416	1,814,446	(320,207)	–	2,580,559	27,689,399
Diversified Bond Fund Investor Class	577,457	1,053,473	276,610	2,760	50,806	647,312	7,185,158
Prime Money Market Fund Investor Class	1,535,120	258,496	–	–	39	1,793,616	1,793,616
		$7,068,962	$7,130,787	$(1,089,490)	$314,925		$179,353,542

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 28, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 28, 2010